NOTE 8: ASSETS HELD FOR SALE (Details - Carrying amount) - Net carrying amount [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Assets held for sale	$ 127,972	$ 185,044	$ 185,044
Facility Portland [Member]
Statement Line Items [Line Items]
Assets held for sale	45,190	65,341	65,341
Land Portland [Member]
Statement Line Items [Line Items]
Assets held for sale	$ 82,782	$ 119,703	$ 119,703